UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number	811-05796

FFTW Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

200 Park Avenue, 46th Floor, New York, NY	10166
(Address of Chief executive offices)	(Zip code)

Philippe Lespinard
President and Chief Executive Officer
200 Park Avenue, 46th Floor, New York, NY 10166
(Name and Address of Agent for Service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, New York 10112-2200

Registrant’s Telephone Number, Including Area Code:	212-681-3000

Date of Fiscal Year End:	12/31/2007

Date of Reporting Period:	3/31/2007

Item 1. Schedule of Investments. – The Schedule of Investments as of March 31, 2007 is filed herewith.

FFTW Funds, Inc.

U.S. Short-Term Portfolio - Schedule of Investments
March 31, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value
Asset-Backed Securities (ABS) – 73.5%
Auto Loans – 3.3%
Superior Wholesale Inventory Financing Trust, Ser. 2003-A8, Class A (FRN)	5.450%	9/15/2010	3,000,000	$3,002,119

Credit Cards – 27.1%
Advanta Business Card Master Trust, Ser. 2005-C1, Class C1 (FRN)	5.830%	8/22/2011	2,500,000	2,511,154
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A
(FRN)+	5.820%	2/15/2012	2,589,495	2,594,897
Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class A1 (FRN)	5.590%	7/15/2010	1,000,000	1,001,353
Chase Credit Card Master Trust, Ser. 2002-5, Class C (FRN)	6.270%	10/15/2009	3,250,000	3,257,898
Discover Card Master Trust I, Ser. 1998-5, Class B, 144A (FRN)+	5.650%	12/16/2010	3,000,000	3,006,562
Fleet Credit Card Master Trust II, Ser. 2002-B, Class B (FRN)	5.760%	4/15/2010	3,000,000	3,005,366
Gracechurch Card Funding plc, Ser. 2, Class A (FRN)	5.440%	10/15/2009	3,500,000	3,502,720
MBNA Credit Card Master Note Trust, Ser. 2002-B2, Class B2 (FRN)	5.700%	10/15/2009	3,000,000	3,001,211
MBNA Credit Card Master Note Trust, Ser. 2004-A10, Class A (FRN)	5.400%	3/15/2012	3,000,000	3,006,480
				24,887,641

Home Equity Loans – 42.2%
Ace Securities Corp., Ser. 2006-0P1, Class A2A (FRN)	5.380%	4/25/2036	1,362,675	1,362,775
Ameriquest Mortgage Securities Inc., Ser. 2005-R1, Class M1 (FRN)	5.770%	3/25/2035	2,000,000	1,996,728
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE8, Class A1 (FRN)	5.440%	8/25/2035	828,421	828,526
Bear Stearns Asset Backed Securities, Inc., Ser. 2005-HE9, Class 1A1 (FRN)	5.440%	10/25/2035	701,104	701,210
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)	5.750%	3/25/2035	2,000,000	1,999,531
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1,
Class 2M1 (FRN)	6.295%	9/25/2032	1,067,412	1,067,803
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-5,
Class 2M1 (FRN)	5.920%	5/25/2033	1,392,304	1,394,795
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10 (FRN)	5.800%	1/15/2028	526,862	528,048
Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV1 (FRN)	5.920%	4/25/2035	3,000,000	3,018,668
Countrywide Asset-Backed Certificates, Ser. 2005-11, Class AF1 (FRN)	5.500%	2/25/2036	930,210	930,407
Household Home Equity Loan Trust, Ser. 2006-1, Class A2 (FRN)	5.500%	1/20/2036	1,931,406	1,925,129
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)	6.000%	8/25/2033	1,500,000	1,504,028
Merrill Lynch Mortgage Investors, Inc., Ser. 2005-FM1, Class A1B (FRN)	5.640%	5/25/2036	933,984	934,676
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2, Class M1 (FRN)	6.670%	2/25/2033	1,950,454	1,951,901

Novastar Home Equity Loan, Ser 2003-1, Class A1 (FRN)	5.700%	5/25/2033	3,525,995	3,529,050
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)	5.970%	6/25/2033	1,973,963	1,975,289
Option One Mortgage Loan Trust, Ser. 2003-4, Class A2 (FRN)	5.640%	7/25/2033	2,054,427	2,057,550
Park Place Securities Inc., Ser. 2005-WHQ2, Class M2, (FRN)	5.780%	5/25/2035	2,000,000	1,992,896
Residential Asset Mortgage Products, Inc., Ser. 2005-EFC7, Class AI1 (FRN)	5.420%	12/25/2035	623,086	623,135
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB (FRN)	5.640%	9/25/2033	1,478,550	1,478,916
Residential Asset Securities Corp., Ser. 2005-KS2, Class M1 (FRN)	5.750%	3/25/2035	3,000,000	2,996,121
Residential Asset Securities Corp., Ser. 2006-KS1, Class M1 (FRN)	5.700%	2/25/2036	2,000,000	1,992,954
Securitized Asset-Backed Receivables, Ser. 2004-NC1, Class M1 (FRN)	5.840%	2/25/2034	1,978,560	1,981,269
				38,771,405
Student Loans – 0.9%
SLM Student Loan Trust, Ser. 2004-2, Class A2 (FRN)	5.380%	4/25/2013	849,152	849,152

Total Asset-Backed Securities ($67,596,798)				67,510,317

Collateralized Mortgage Obligations (CMO) – 31.9%
CMO Floater - FHLMC – 9.3%
FHLMC, Ser. 2071, Class F (FRN)	5.820%	7/15/2028	838,030	846,672
FHLMC, Ser. 2412, Class FP (FRN)	6.270%	2/15/2032	2,000,000	2,057,983
FHLMC, Ser. 2557, Class WF (FRN)	5.720%	1/15/2033	1,046,934	1,053,508
FHLMC, Ser. 2827, Class FR (FRN)	5.820%	1/15/2022	2,270,662	2,290,055
FHLMC, Ser. 3024, Class FC (FRN)#	5.620%	4/15/2021	2,318,085	2,310,697
				8,558,915

CMO Floater - FNMA – 8.6%
FNMA, Ser. 2001-46, Class F (FRN)	5.720%	9/18/2031	1,221,015	1,231,042
FNMA, Ser. 2002-7, Class FC (FRN)	6.070%	1/25/2032	1,808,302	1,836,674
FNMA, Ser. 2003-38, Class FA (FRN)#	5.690%	3/25/2023	2,541,894	2,561,334
FNMA, Ser. 2004-60, Class FA (FRN)	5.720%	8/25/2024	2,298,143	2,303,606
				7,932,656

CMO Floater - GNMA – 3.3%
GNMA, Ser. 2002-87, Class FV (FRN)#	5.770%	5/20/2014	3,031,294	3,054,834

CMO Floater - Other – 10.7%
Bank of America Funding Corporation, Ser. 2005-F, Class 1A1 (FRN)	5.630%	9/20/2035	2,082,742	2,086,468
Bank of America Mortgage Securities, Ser. 2003-9, Class 2A1 (FRN)	5.770%	12/25/2033	2,534,399	2,537,397
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2, Class 3A1 (FRN)	5.820%	10/25/2032	1,311,568	1,313,590
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6 (FRN)	5.820%	4/25/2036	2,178,903	2,180,594
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1 (VRN)	5.056%	1/25/2035	990,902	996,695
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)	5.875%	7/25/2044	638,161	640,664
				9,755,408

Total Collateralized Mortgage Obligations (Cost - $29,336,137)				29,301,813
Short-Term Security – 1.2%
Investors Bank & Trust Co. (Cost - $1,136,000)	4.750%	4/2/2007	1,136,000	1,136,000

Total Investments (Cost - $98,068,935) – 106.6%				97,948,130
Liabilities, Net of Other Assets – (6.6%)				(6,091,504)
Net Assets – 100.0%				$ 91,856,626

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2007 were as follows:

Unrealized	Unrealized		Tax
Appreciation	Depreciation	Net	Cost
$52,467	$173,272	$(120,805)	$98,068,935

	Coupon	Maturity
	Rate	Date	Quantity	Value
Reverse Repurchase Agreement – 6.1%
Lehman Brothers, dated 03/30/2007, to be repurchased
on demand at face value, plus accrued interest	5.34%	4/16/2007	$5,624,985	$5,625,985

Summary of Abbreviations
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
GNMA	Ginnie Mae
SLM	Sallie Mae

____________________
+	Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities were valued at $5,517,716 or 9.3% of net assets. The Board of Directors has deemed these securities to be liquid.
#	Security, or portion thereof, is held as collateral for open reverse repurchase agreements.

FFTW Funds, Inc.

Limited Duration Portfolio – Schedule of Investments
March 31, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value
Asset-Backed Securities (ABS) – 52.6%
Auto Loans – 5.7%
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4	2.940%	6/15/2010	1,362,012	$ 1,348,271
Ford Credit Floorplan Master Owner Trust A, Ser. 2004-1, Class B
(FRN)	5.540%	7/15/2009	1,300,000	1,300,343
Harley Davidson Motorcycle Trust, Ser. 2002-2, Class A2	3.090%	6/15/2010	941,312	940,361
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12, Class A
(FRN)	5.500%	6/15/2010	2,500,000	2,500,575
				6,089,550

Credit Cards – 26.9%
American Express Credit Account Master Trust, Ser. 2002-2, Class A
(FRN)	5.430%	11/16/2009	3,000,000	3,000,216
Bank One Issuance Trust, Ser. 2003-A3, Class A3 (FRN)	5.430%	12/15/2010	1,500,000	1,502,000
Bank One Issuance Trust, Ser. 2003-A7, Class A7	3.350%	3/15/2011	2,125,000	2,081,977
Bank One Issuance Trust, Ser. 2004-A1, Class A1	3.450%	10/17/2011	2,000,000	1,946,827
Capital One Multi-Asset Execution Trust, Ser. 2004-A6, Class A6
(FRN)	5.395%	4/15/2010	2,495,000	2,495,306
Chase Credit Card Master Trust, Ser. 2002-5, Class A (FRN)	5.420%	10/15/2009	2,400,000	2,400,603
Citibank Credit Card Issuance Trust, Ser. 2003-A6, Class A6	2.900%	5/17/2010	1,325,000	1,292,558
Citibank Credit Card Issuance Trust, Ser. 2006-A5, Class A5	5.300%	5/20/2011	3,000,000	3,019,932
GE Capital Credit Card Master Note Trust, Ser. 2004-1, Class A
(FRN)	5.370%	6/15/2010	2,155,000	2,155,313
Gracechurch Card Funding plc, Ser. 2, Class B (FRN)	5.770%	10/15/2009	2,000,000	2,003,942
MBNA Credit Card Master Note Trust, Ser. 2006-A1, Class A1	4.900%	7/15/2011	2,500,000	2,498,322
MBNA Master Credit Card Trust, Ser. 2000-D, Class A (FRN)	5.520%	9/15/2009	2,050,000	2,050,205
World Financial Network Credit Card Master Trust, Ser. 2003-A,
Class C2 (FRN)	7.770%	5/15/2012	2,000,000	2,036,368
				28,483,569

Home Equity Loans – 18.1%
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-4,
Class 2M1 (FRN)	5.920%	3/25/2033	2,256,765	2,260,832
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1
(FRN)	5.760%	4/25/2036	2,000,000	1,997,273
Countrywide Asset-Backed Certificates, Ser. 2005-16, Class 4AV1
(FRN)	5.420%	5/25/2036	1,560,912	1,561,139
Credit-Based Asset Servicing and Securitization Ser. 2001-CB4, Class 1A1
(FRN)	5.770%	11/25/2033	2,169,239	2,171,606
FNMA, Ser. 2002-W2, Class AF5	6.000%	6/25/2032	1,791,984	1,785,023
Fremont Home Loan Trust, Ser. 2005-A, Class M1 (FRN)	5.750%	1/25/2035	1,500,000	1,501,839
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (VRN)	7.319%	4/25/2032	956,451	961,142
Residential Asset Mortgage Products, Inc., Ser. 2003-RS55, Class Al6	4.020%	4/25/2033	1,829,729	1,765,497
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1
(FRN)	5.910%	12/25/2033	2,206,338	2,206,650
Residential Asset Securities Corp., Ser. 2004-KS4, Class A1 (FRN)	5.700%	5/25/2034	3,000,000	2,999,987
				19,210,988

Other ABS – 1.9%
Permanent Financing plc, Ser. 2, Class 4A (FRN)	5.560%	12/10/2009	2,000,000	2,002,730

Total Asset-Backed Securities (Cost - $55,709,055)				55,786,837

Corporate Obligations – 2.9%
Utilities – 2.9%
Electric – 1.9%
FPL Group Capital Inc.	5.551%	2/16/2008	2,000,000	2,002,078

Telecommunications – 1.0%
Cingular Wireless LLC	6.500%	12/15/2011	1,000,000	1,053,509

Total Corporate Obligations (Cost - $3,058,637)				3,055,587

Mortgage-Backed Securities – 32.9%
Collateralized Mortgage Obligations (CMO) – 28.2%
CMO Floater – 9.9%

Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1 (FRN)	4.190%	1/25/2035	1,513,278	1,506,925
FHLMC, Ser. 1689, Class F (FRN)	6.025%	3/15/2024	1,737,529	1,748,744
FHLMC, Ser. 1689, Class FG (FRN)	6.025%	3/15/2024	819,744	833,260
FNMA, Ser. 2002-7, Class FC (FRN)	6.070%	1/25/2032	1,808,302	1,836,674
Residential Asset Securitization Trust, Ser. 2006-A1, Class 1A6
(FRN)	5.820%	4/25/2036	2,178,903	2,180,594
Washington Mutual Mortgage Pass-Through Certificates, Ser. 2006-
AR2, Class A1B (FRN)	6.260%	4/25/2046	2,424,510	2,432,507
				10,538,704
Planned Amortization Class – 8.3%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29	4.750%	8/25/2034	1,457,159	1,436,317
FHLMC, Ser. 2736, Class DB	3.300%	11/15/2026	2,737,327	2,654,832
First Horizon Alternative Mortgage Securities, Ser. 2006-FA6, Class 2A1	6.250%	11/25/2036	1,779,521	1,798,428
FNMA, Ser. 2003-6, Class JE	5.500%	9/25/2028	1,481,710	1,478,526
FNMA, Ser. 2005-57, Class CK	5.000%	7/25/2035	1,458,073	1,447,930
				8,816,033
Sequential CMO – 7.4%
Bear Stearns Alt-A Trust, Ser. 2004-9, Class 3A1 (VRN)	5.235%	9/25/2034	1,764,436	1,768,215
CountryWide Alternative Loan Trust, Ser. 2005-85CB, Class 2A2	5.500%	2/25/2036	2,072,261	2,081,353
Lehman Mortgage Trust, Ser. 2006-1, Class 1A3	5.500%	2/25/2036	1,972,522	1,983,754
Residential Accreditation Loans, Inc., Ser. 2006-QS7, Class A1
(FRN)	6.000%	6/25/2036	2,000,000	2,010,637
				7,843,959
Other CMO – 2.6%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2 (FRN)	4.350%	6/25/2033	432,408	434,413
Bear Stearns Alt-A Trust, Ser. 2005-2, Class 2A5 (VRN)	4.650%	4/25/2035	1,303,932	1,282,360
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20, Class 1A1
(VRN)	5.056%	1/25/2035	990,902	996,695
				2,713,468

Mortgage Pass-Through Securities – 4.7%
FNMA Pool # 725897 (FRN)	4.314%	9/1/2034	1,482,986	1,470,303
FNMA Pool # 840667 (FRN)	5.133%	10/1/2035	3,485,954	3,494,081
				4,964,384

Total Mortgage-Backed Securities (Cost - $34,946,810)				34,876,548

U.S. Treasury Obligations – 14.3%
U.S. Treasury Note#	4.875%	5/31/2008	7,700,000	7,703,611
U.S. Treasury Note	4.250%	1/15/2011	7,600,000	7,524,889
(Cost - $15,163,998)				15,228,500

Short-Term Securities – 0.2%
Time Deposit – 0.1%
Investors Bank & Trust Co.	5.000%	4/2/2007	92,000	92,000

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill ‡ @	5.039-5.094%	6/7/2007	150,000	148,651

Total Short-Term Securities (Cost - $240,606)				240,651

Total Investments (Cost - $109,119,106) – 102.9%				109,188,123
Liabilities, Net of Other Assets – (2.9%)				(3,081,706)
Net Assets – 100.0%				$ 106,106,417

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$287,290	$218,273	$69,017	$109,119,106

	Coupon	Maturity
	Rate	Date	Quantity	Value
Reverse Repurchase Agreement – 2.6%
Lehman Brothers, dated 03/29/2007,
to be repurchased on demand at face value,
plus accrued interest	5.23%	4/5/2007	$2,743,875	$2,745,071

Futures Contracts

Number of		Notional	Unrealized
Contracts	Futures Contract	Value	Appreciation
Futures Contracts Purchased
134	June 2007 2-Year U.S. Treasury Note	$27,455,344	$ 54,567

Summary of Abbreviations
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note
VRN	Variable Rate Note
Step	A zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

____________________
#	Security, or a portion thereof, is held as collateral for open reverse repurchase agreement.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Mortgage-Backed Porfolio – Schedule of Investments*
March 31, 2007 (unaudited)

Short-Term Securities – 1864.8%+
Time Deposit – 1864.8%+
Bank of Montreal	5.350%	4/2/2007	USD	2,300,000	$ 2,300,000
Investors Bank & Trust Co.	5.000%	4/2/2007	USD	737,000	737,000
Societe Generale	5.380%	4/2/2007	USD	2,300,000	2,300,000
Total Investments (Cost – $5,337,000) – 1864.8%+					5,337,000
Receivable for Investments Sold – 14788.1%+					42,323,559
Payable for Shares Repurchased – (16556.3)%+					(47,384,166)
Other Assets, Net of Liabilities – 3.4%					9,808
Net Assets – 100.0%					$ 286,2010
____________________
*	As-of March 31, 2007, the Porfolio had only one investor, Charter Atlantic Corporation (“CAC”), an affiliated entity.
+	As-of March 31, 2007, the remaining shareholders in the Porfolio, other than CAC, redeemed their shares through a redemption in-kind transaction (“Transaction”). The transaction settled on April 2, 2007.

FFTW Funds, Inc.

Worldwide Portfolio -- Schedule of Investments
March 31, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date		Quantity	Value
Asset-Backed Securities (ABS) – 6.6%
Credit Cards – 4.4%
Chase Credit Card Master Trust, Ser. 2002-5, Class A (FRN)
(United States)	5.420%	10/15/2009	USD	1,255,000	$ 1,255,316
Chester Asset Receivables Dealings plc, Deal 11, Ser. A
(United Kingdom)	6.125%	10/15/2010	USD	900,000	1,269,722
					2,525,038
Home Equity Loans – 1.0%
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class
AV (FRN) (United States)	5.650%	12/25/2033	EUR	444,031	444,264
Residential Asset Securities Corp., Ser. 2003-KS7, Class AIIB
(FRN) (United States)	5.640%	9/25/2033	EUR	124,795	124,826
					569,090
Other ABS – 1.2%
Mitchells & Butlers Finance, Ser. C1 (United Kingdom)	6.469%	9/15/2030	DKK	300,000	680,961

Total Asset-Backed Securities (Cost - $3,254,802)					3,775,089

Corporate Obligations –14.1%
Aerospace/Defense – 0.5%
BAE Systems Holdings Inc., 144A (United States) +	4.750%	8/15/2010	USD	60,000	59,141
EADS Finance BV (EMTN) (Netherlands)	4.625%	3/3/2010	USD	175,000	234,141
					293,282
Basic Materials – 0.3%
Reliance Steel & Aluminum, 144A (United States) +	6.850%	11/15/2036	NZD	50,000	49,869
Reliance Steel & Aluminum, 144A (United States) +	6.200%	11/15/2016	EUR	110,000	110,545
					160,414
Building Materials – 0.1%
CRH America Inc. (United States)	6.000%	9/30/2016	USD	70,000	70,959

Diversified Holding Company – 0.4%
Hutchison Whampoa International Ltd., 144A (Cayman Islands) +	6.500%	2/13/2013	USD	225,000	237,397

Financial – 9.0%
Banking – 5.3%
BES Finance Ltd. (EMTN) (Cayman Islands)	6.250%	5/17/2011	USD	290,000	411,787
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	170,000	230,670
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.684%	2/15/2017	GBP	60,000	113,735
HBOS plc (EMTN) (United Kingdom)	5.500%	7/27/2009	USD	110,000	150,257
Mizuho Finance, Reg S (VRN) (Cayman Islands)	4.750%	4/15/2014	EUR	330,000	442,061
Rabobank Capital Funding Trust III, 144A (VRN)
(United States) * +	5.254%	10/21/2016	EUR	430,000	414,479
RBS Capital Trust I (VRN) (United States) *	4.709%	7/1/2013	EUR	330,000	315,333
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	260,000	366,038
Sumitomo Mitsui Banking (VRN) (Japan)	4.375%	10/27/2014	EUR	180,000	239,067
UBS Preferred Funding Trust I (VRN) (United States) *	8.622%	10/1/2010	EUR	330,000	364,759
					3,048,186
Diversified Financial Services – 3.2%
General Electric Cap. Corp., 144A (VRN) (United States) +	4.625%	9/15/2066	USD	140,000	184,699
Glencore Finance (EMTN) (Luxembourg)	5.250%	10/11/2013	EUR	100,000	133,022
HSBC Finance Corp. (United States)	5.875%	3/31/2008	USD	200,000	270,404
HSBC Finance Corp. (United States)	4.625%	9/15/2010	EUR	190,000	186,536
MBNA Europe Funding plc (EMTN) (United Kingdom)	4.500%	1/23/2009	EUR	190,000	254,011
Morgan Stanley (United States)	4.000%	1/15/2010	EUR	700,000	680,361
Morgan Stanley (EMTN) (United States)	5.450%	1/9/2017	USD	100,000	98,355
					1,807,388
Insurance – 0.5%
Berkley (WR) Corporation (United States)	6.250%	2/15/2037	USD	170,000	166,045
Catlin Insurance Company Ltd., 144A (VRN) (Bermuda)	7.249%	1/19/2017	USD	100,000	99,291
ING Cap Funding Trst III (VRN) (United States) *	8.439%	12/31/2010	USD	40,000	44,162
					309,498
Real Estate – 0.0%
Westfield Group – 144A (Australia) +	5.400%	10/1/2012	GBP	10,000	10,046
					5,175,118

Pharmaceuticals – 0.3%
Bristol-Myers Squibb (United States)	4.375%	11/15/2016	EUR	130,000	170,055

Retail – 0.6%
Wal-Mart Stores Inc. (United States)	4.875%	1/19/2039	GBP	70,000	128,096
CVS Lease Pass Through , 144A (United States) +	6.036%	12/10/2028	JPY	218,881	221,379
					349,475

Utilities – 2.8%
Energy – 2.3%
Electric – 1.2%
Appalachian Power Co. (United States)	6.375%	4/1/2036	USD	160,000	163,942
CEZ AS (Czech Republic)	4.125%	10/17/2013	USD	100,000	130,533
Dominion Resources Inc. (United States)	4.750%	12/15/2010	USD	170,000	167,590
Indiana Michigan Power (United States)	6.050%	3/15/2037	USD	230,000	226,520

Oil & Gas – 0.5%
Petronas Capital Ltd., Reg S (Malaysia)	6.375%	5/22/2009	EUR	100,000	138,576
Gaz Capital (Gazprom), Reg S (Luxembourg)	5.030%	2/25/2014	EUR	120,000	158,091
					296,667

Pipelines – 0.6%
Plains All American Pipeline, 144A (United States) +	6.125%	1/15/2017	EUR	10,000	10,199
Plains All American Pipeline, 144A (United States) +	6.650%	1/15/2037	JPY	320,000	325,315
					335,514
					1,320,766

Telecommunications – 0.5%
SBC Communications (United States)	4.125%	9/15/2009	EUR	100,000	97,749
Telecom Italia Capital (Italy)	4.875%	10/1/2010	MXN	110,000	108,273
Telecom Italia Capital (EMTN) (Italy)	7.250%	4/20/2011	EUR	70,000	102,350
					308,372
					1,629,138

Total Corporate Obligations (Cost - $7,946,309)					8,085,838

Mortgage-Backed Securities – 20.1%
Collateralized Mortgage Obligations (CMO) – 7.0%
CMO Floater – 3.0%
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class A2
(FRN) (Netherlands)	5.875%	12/2/2076	USD	500,000	666,540
Interstar Millennium Trust, Ser. 2005-1G, Class A (FRN)
(Australia)	5.460%	12/8/2036	USD	753,437	754,907
Freddie Mac Reference REMIC, Ser. R008, Class FK (FRN)
(United States)	5.720%	7/15/2023	USD	301,099	302,532
					1,723,979

Commercial Mortgage-Backed Securities – 4.0%
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class
A4 (VRN) (United States)	5.741%	5/10/2045	USD	130,000	134,153
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-
PW11, Class A4 (VRN) (United States)	5.458%	3/11/2039	USD	110,000	111,468
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-
PW12, Class A4 (VRN) (United States)	5.711%	9/11/2038	USD	180,000	185,528
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-
PW13, Class A4 (United States)	5.540%	9/11/2041	USD	120,000	121,414
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-
T22, Class A4 (VRN) (United States)	5.467%	4/12/2038	USD	100,000	101,752
Bear Stearns Commercial Mortgage Securities Inc., Ser. 2006-
T24, Class A4 (United States)	5.537%	10/12/2041	USD	60,000	60,773
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
2006-CD3, Class A5 (United States)	5.617%	10/15/2048	USD	600,000	609,507
Greenwich Capital Mortgage Funding Corp., Ser. 2006-GG7,
Class A4 (VRN) (United States)	5.914%	7/10/2038	USD	100,000	104,378
Greenwich Capital Mortgage Funding Corp., Ser. 2007-GG9,
Class A4 (VRN) (United States)	5.444%	3/10/2039	USD	540,000	541,555
GS Mortgage Securities Corporation II, Ser. 2006-GG6, Class
A4 (VRN) (United States)	5.553%	4/10/2038	USD	80,000	81,116
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4
(VRN) (United States)	5.661%	3/15/2039	USD	90,000	91,922
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A4
(United States)	5.372%	9/15/2039	USD	140,000	139,976

					2,283,542

Mortgage Pass-Through Securities (MPTS) – 13.1%
MPTS – FHLMC – 4.9%
FHLMC – Gold Pools – 3.2%
FHLMC Gold Pool # A35082	5.500%	5/1/2035	USD	64,122	63,515
FHLMC Gold Pool # A35410	5.500%	6/1/2035	USD	81,168	80,399
FHLMC Gold Pool # G02719	5.000%	2/1/2036	USD	483,509	467,758
FHLMC Gold Pool # G02254	5.500%	3/1/2036	USD	67,203	66,567
FHLMC Gold Pool # G12379	4.500%	6/1/2021	USD	91,652	88,745
FHLMC Gold Pool # G12401	4.500%	1/1/2021	USD	369,966	358,641
FHLMC Gold Pool # G12446	4.500%	9/1/2020	USD	386,868	375,026
FHLMC Gold Pool # J04201	5.500%	1/1/2022	USD	322,382	323,042
					1,823,693
FHLMC – TBA – 1.7%
Freddie Mac Gold 30 Year TBA	5.000%	4/1/2037		1,000,000	966,250
					2,789,943

MPTS – FNMA – 7.0%
FNMA – Pools –7.0%
FNMA Pool # 252439	6.500%	05/01/29	USD	32,559	33,574
FNMA Pool # 255899	5.500%	10/1/2035	USD	83,521	82,733
FNMA Pool # 323979	6.500%	04/01/29	USD	11,825	12,200
FNMA Pool # 403646	6.500%	12/01/27	USD	21,449	22,131
FNMA Pool # 407591	6.500%	12/01/27	USD	30,068	31,023
FNMA Pool # 737263	6.000%	09/01/33	USD	32,108	32,492
FNMA Pool # 745428	5.500%	1/1/2036	USD	813,003	805,329
FNMA Pool # 745886	5.500%	4/1/2036	USD	182,637	180,913
FNMA Pool # 815975	5.500%	3/1/2035	USD	904,658	896,119
FNMA Pool # 831455	6.500%	05/01/36	USD	42,600	43,457
FNMA Pool # 844006	6.000%	11/1/2035	USD	142,078	143,230
FNMA Pool # 845357	6.000%	1/1/2036	USD	155,159	156,417
FNMA Pool # 851684	6.000%	3/1/2036	USD	107,728	108,601
FNMA Pool # 852237 (FRN)	4.893%	12/01/35	USD	151,078	151,110
FNMA Pool # 881671 (FRN)	5.812%	3/1/2036	USD	73,758	74,688
FNMA Pool # 887070	6.500%	07/01/36	USD	32,216	32,865
FNMA Pool # 892571	6.500%	07/01/36	USD	45,558	46,475
FNMA Pool # 894856	6.000%	09/01/21	USD	317,378	322,674
FNMA Pool # 906278	6.000%	1/1/2037	USD	321,634	324,025
FNMA Pool # 920967 (FRN)	6.018%	1/1/2037	USD	161,014	163,957
FNMA Pool # 922227	6.500%	12/1/2036	USD	145,962	148,900
FNMA Pool # 922228	6.500%	12/1/2036	USD	194,616	198,533
					4,011,446
MPTS – GNMA – 1.2%
GNMA II Pool # 3900	6.500%	9/20/2036	USD	61,296	62,793
GNMA II Pool # 3942	6.500%	1/20/2037	USD	481,970	493,756
GNMA2 Pool # 3920	6.000%	11/20/2036	USD	143,813	145,511
					702,060
					6,537,199
Total Mortgage-Backed Securities (Cost - $11,337,481)					11,510,970

Sovereign Obligations – 47.2%
Canada – 1.9%
Canadian Government Bond	4.500%	6/1/2015	CAD	610,000	543,826
Canadian Government Bond	4.000%	6/1/2016	CAD	620,000	533,125
					1,076,951

Denmark – 1.8%
Kingdom of Denmark	7.000%	11/10/2024	USD	4,400,000	1,054,356

France – 10.8%
France O.A.T.	5.000%	10/25/2011	EUR	40,000	55,349
France O.A.T.	4.000%	4/25/2014	EUR	4,250,000	5,635,380
France O.A.T.	5.750%	10/25/2032	EUR	220,000	357,822
France O.A.T.	4.000%	4/25/2055	EUR	140,000	176,529
					6,225,080
Germany – 11.8%
Bundesrepublik Deutschland, Ser. 99	3.750%	1/4/2009	USD	5,110,000	6,771,703

Japan – 8.5%
Japanese Government Bond, Ser. 22	2.500%	3/20/2036	JPY	65,000,000	570,239
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY	43,000,000	361,463
Japanese Government Bond, Ser. 272	1.400%	9/20/2015	JPY	41,000,000	343,871
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	240,000,000	2,106,390
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY	90,000,000	777,932
Japanese Government CPI Linked Bond, Ser. 5	0.800%	9/10/2015	JPY	85,255,000	703,853
					4,863,748
Mexico – 1.2%
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	14,500	135,052
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	8,000	80,796
Mexican Fixed Rate Bonds, Ser. M20	10.000%	12/5/2024	MXN	40,000	446,551
					662,399
Netherlands – 4.2%
Netherlands Government	7.500%	1/15/2023	EUR	1,320,000	2,412,294

New Zealand – 0.1%
New Zealand Government, Ser. 1111	6.000%	11/15/2011	NZD	60,000	41,859

Poland – 0.4%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	680,000	251,393

Sweden – 1.5%
Swedish Government Bond, Ser. 1037	8.000%	8/15/2007	SEK	6,100,000	883,079

Supranational – 0.4%
European Investment Bank	5.500%	12/7/2009	GBP	118,000	230,751

United Kingdom – 1.4%
U.K. Treasury Bond	4.250%	12/7/2055	EUR	400,000	792,856

United States – 3.5%
U.S. Treasury Bond	4.500%	2/15/2036	USD	210,000	197,990
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	650,109	641,627
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	1,031,758	1,038,448
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	163,142	155,049
					2,033,114

Total Sovereign Obligations (Cost - $26,437,327)					27,299,583

Short-Term Securities – 9.5%
Time Deposits – 7.1%
Investors Bank & Trust Co.	5.000%	4/2/2007	USD	255,000	255,000
Societe Generale	5.380%	4/2/2007	USD	2,800,000	2,800,000
Union Bank of Switzerland	5.270%	4/2/2007	USD	1,000,000	996,926
					4,051,926
U.S. Treasury Obligation – 2.4%
U.S. Treasury Bill ‡ @	5.115%	5/3/2007	USD	1,400,000	1,393,997

Total Short-Term Securities (Cost - $5,651,130)					5,643,913

Total Investments (Cost - $54,627,049) -- 97.8%					56,117,403
Other Assets, Net of Liabilities – 2.2%					1,250,920
Net Assets – 100.0%					$ 57,368,323

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$718,808	$343,749	$375,059	$55,742,344

Futures Contracts
			Unrealized
Number of			Appreciation
Contracts	Futures Contract	Notional Value	(Depreciation)
Futures Contracts Purchased
1	June 2007 10-Year Japanese Government Bond	$ 1,136,123	$ (1,005)
8	June 2007 2-Year U.S. Treasury Note	1,639,125	4,731
19	June 2007 5-Year U.S. Treasury Note	2,010,141	12,045
3	June 2007 Long Gilt	634,363	(6,484)

Futures Contracts Sold
6	June 2007 10-Year U.S. Treasury Note	648,750	1,204
21	June 2007 Euro BOBL	3,024,072	21,757
10	June 2007 Euro Bund	1,529,808	14,405
2	June 2007 U.S. Long Bond	222,500	3,122
			$ 49,775

Forward Foreign Exchange Contracts
					Unrealized
Value	Contract to				Appreciation
Date	Receive		Deliver		(Depreciation)
05/23/07	AUD	970,000	USD	749,729	$32,721
05/23/07	CAD	2,078,218	USD	1,768,972	35,117
05/23/07	CHF	1,505,281	USD	1,216,873	21,427
05/23/07	EUR	7,527,750	USD	9,864,702	175,858
05/23/07	GBP	3,848,688	USD	7,555,610	(8,289)
05/23/07	HUF	715,085,350	USD	3,559,409	275,422
05/23/07	JPY	1,775,766,235	USD	14,872,996	263,657
05/23/07	KRW	1,164,257,331	USD	1,236,204	2,915
05/23/07	MXN	1,114,675	USD	99,769	1,208
05/23/07	NOK	3,547,272	USD	565,363	16,591
05/23/07	NZD	1,178,199	USD	813,486	26,109
05/23/07	PLN	3,022,849	USD	996,916	47,319
05/23/07	SEK	716,445	USD	103,237	(841)
05/23/07	SGD	896,370	USD	585,887	6,306
05/23/07	ZAR	3,910,075	USD	529,462	6,815
05/23/07	USD	63,979	AUD	83,090	(3,045)
05/23/07	USD	1,764,233	CAD	2,072,227	(34,655)
05/23/07	USD	1,633,602	CHF	2,027,398	(34,211)
05/23/07	USD	770,254	DKK	4,411,499	(19,282)
05/23/07	USD	14,555,787	EUR	11,123,639	(280,992)
05/23/07	USD	5,664,495	GBP	2,884,600	7,763
05/23/07	USD	3,352,765	HUF	673,570,500	(259,432)
05/23/07	USD	9,903,559	JPY	1,182,999,155	(180,341)
05/23/07	USD	445,417	KRW	419,494,000	(1,050)
05/23/07	USD	318,414	MXN	3,557,476	(3,855)
05/23/07	USD	219,620	NOK	1,377,969	(6,445)
05/23/07	USD	799,116	NZD	1,160,669	(27,987)
05/23/07	USD	1,035,916	PLN	3,141,115	(49,174)
05/23/07	USD	533,587	SEK	3,702,989	4,348
05/23/07	USD	490,000	SGD	745,604	(2,589)
05/23/07	USD	191,568	ZAR	1,414,730	(2,466)
05/23/07	CAD	351,676	AUD	390,000	(9,306)
05/23/07	CAD	442,859	EUR	290,000	(2,361)
05/23/07	CHF	2,765,280	EUR	1,720,000	(19,323)
05/23/07	EUR	1,560,000	CHF	2,512,737	13,666
05/23/07	EUR	1,700,000	GBP	1,145,976	20,199
05/23/07	EUR	590,000	JPY	92,262,530	499
05/23/07	EUR	270,000	NOK	2,192,506	433
05/23/07	EUR	240,000	SEK	2,195,729	6,295
05/23/07	GBP	895,261	EUR	1,330,000	(18,345)
05/23/07	GBP	120,000	JPY	28,288,320	(5,809)
05/23/07	JPY	63,828,180	EUR	410,000	(2,788)
05/23/07	NOK	484,200	EUR	60,000	(592)
05/23/07	NOK	1,470,000	SEK	1,669,469	2,559
05/23/07	NZD	350,000	CAD	289,464	(1,869)
05/23/07	SEK	833,203	EUR	90,000	(960)
					$(8,780)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand

*	Perpetual bond. Maturity date shown is next call date.
+	Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities were valued at $1,623,069 or 2.8% of net assets. Of these securities, the Board of Directors has deemed securities valued at $481,237 or 0.8% of net assets, to be liquid.
Reg. S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $738,728, or 1.3% of net assets.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

International Portfolio – Schedule of Investments
March 31, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date		Quantity	Value
Asset-Backed Securities (ABS) – 24.1%
Credit Cards – 12.6%
Chase Credit Card Master Trust, Ser. 1998-4, Class A
(United States)	5.000%	8/15/2008	EUR	656,775	$882,310
Chase Funding Mortgage Loan Asset-Backed Certificates,
Ser. 2002-2, Class 2A1 (FRN) (United States)	5.820%	5/25/2032	USD	84,041	84,053
Citibank Credit Card Issuance Trust (United States)	5.375%	4/11/2011	EUR	650,000	898,254
Citibank Credit Card Issuance Trust, Ser. 2004-A2, Class A
(FRN) (United States)	3.938%	5/24/2013	EUR	700,000	930,807
MBNA Credit Card Master Note Trust, Ser. 2002-A11,
Class A11 (FRN) (United States)	3.996%	3/19/2012	EUR	600,000	801,517
MBNA Credit Card Master Note Trust, Ser. 2002-A2, Class
A (United States)	5.600%	7/17/2014	EUR	1,100,000	1,543,814
MBNA Credit Card Master Note Trust, Ser. 2004-A1
(United States)	4.500%	1/17/2014	EUR	1,000,000	1,341,070
Sherwood Castle Funding plc, Ser. 2003-1, Class A (FRN)
(United Kingdom)	4.094%	8/15/2010	EUR	750,000	1,000,738
					7,482,563
Home Equity Loans – 0.2%
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2
(FRN) (United States)	5.620%	4/25/2033	USD	96,757	96,816

Non-U.S. Residential – 10.3%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)	4.300%	5/19/2055	EUR	1,000,000	1,329,965
Delphinus BV, Ser. 2003-1, Class A2, Reg S (FRN)
(Netherlands)	4.122%	4/25/2093	EUR	1,000,000	1,324,011
Dutch Mortgage Backed Securities BV, Ser. 2000-1, Class
A2 (FRN) (Netherlands)	5.875%	12/2/2076	EUR	500,000	666,540
Granite Master Issuer plc, Ser. 2005-1, Class A5 (FRN)
(United Kingdom)	3.986%	12/20/2054	EUR	500,000	665,655
RMAC plc., Series 2004-NS3X, Class A2C (FRB) (United
Kingdom)	5.738%	12/12/2036	GBP	219,662	431,239
RMAC plc., Series 2004-NSP4, Class A2 (FRB) (United
Kingdom)	5.718%	12/12/2036	GBP	256,857	504,009
Saecure BV, Ser. A2 (VRN) (Netherlands)	5.710%	11/25/2007	EUR	500,000	671,588
Southern Pacific Securities, Ser. 2005-1X, Class A2A (FRN)
(United Kingdom)	4.028%	6/10/2043	EUR	381,960	508,250
					6,101,257
Other ABS – 1.0%
Lombarda Lease Finance SRL, Ser. 2, Class A (FRN) (Italy)	4.132%	10/30/2015	EUR	196,766	262,530
Snowdonia Securities plc, Ser. 2006-1, Class A (FRN)
(United Kingdom)	5.559%	12/21/2016	GBP	168,924	331,338
					593,868

Total Asset-Backed Securities (Cost - $12,800,588)					14,274,504

Corporate Obligations – 10.1%
Diversified Manufacturing – 0.7%
Siemans Financieringsmat (VRN) (Netherlands)	5.250%	9/14/2066	EUR	320,000	429,112

Financial – 5.6%
Banking – 4.3%
Danske Bank A/S (EMTN) (VRN) (Denmark)	5.125%	11/12/2012	EUR	320,000	434,203
HBOS plc (EMTN) (United Kingdom)	5.500%	7/27/2009	EUR	360,000	491,750
HBOS plc (EMTN) (United Kingdom)	5.500%	10/29/2012	EUR	350,000	489,962
RBS Capital Trust A (VRN) (United States)	6.467%	6/30/2012	EUR	180,000	259,518
RBS Capital Trust C (VRN) (United States)	4.243%	1/12/2016	EUR	160,000	201,980
San Paolo IMI (EMTN) (Italy)	6.375%	4/6/2010	EUR	280,000	394,195
Skandinaviska Enskilda (EMTN) (VRN) (Sweden)	4.125%	5/28/2015	EUR	170,000	224,423
					2,496,031
Diversified Financial Services – 0.7%
General Electric Cap. Corp., Reg S (VRN) (United States)	4.625%	9/15/2066	EUR	330,000	435,361

Insurance – 0.6%
Danica Pension (VRN) (Denmark)	4.350%	10/6/2011	EUR	270,000	356,525
					3,287,917

Pharmaceuticals – 0.4%
Bristol-Myers Squibb (United States)	4.375%	11/15/2016	EUR	170,000	222,380

Utilities – 3.4%
Energy – 1.2%
Electric – 0.8%
E.ON International Finance BV (EMTN) (Netherlands)	5.750%	5/29/2009	EUR	350,000	479,543

Oil & Gas – 0.4%
Gas Capital (Gazprom) – Reg S (Luxemboug)	5.030%	2/25/2014	EUR	190,000	250,311
					729,854

Telecommunications – 0.6%
Ote Plc. (GMTN) (United Kingdom)	4.625%	5/20/2016	EUR	100,000	130,434
Telecom Italia Capital (EMTN) (Italy)	7.250%	4/20/2011	EUR	170,000	248,565
					378,999
Water – 1.6%
United Utility Water plc (EMTN) (United Kingdom)	4.875%	3/18/2009	EUR	340,000	457,247
Veolia Environnement (EMTN) (France)	5.875%	6/27/2008	EUR	340,000	460,852
					918,099
					2,026,952

Total Corporate Obligations (Cost - $5,302,976)					5,966,361

Mortgage-Backed Securities – 10.1%
Collateralized Mortgage Obligation (CMO) – 1.0%
Residential Accreditation Loans, Inc., Ser. 2004-QS10,
Class A3 (FRN) (United States)	5.820%	7/25/2034	USD	563,439	566,232

Commercial Mortgage-Backed Securities – 9.1%
Bear Stearns Commercial Mortgage Securities Inc., Ser.
2006-PW12, Class A4 (VRN) (United States)	5.711%	9/11/2038	USD	680,000	700,882
Bear Stearns Commercial Mortgage Securities Inc., Ser.
2006-PW13, Class A4 (United States)	5.540%	9/11/2041	USD	930,000	940,960
Bear Stearns Commercial Mortgage Securities Inc., Ser.
2006-T22, Class A4 (VRN) (United States)	5.467%	4/12/2038	USD	300,000	305,257

Bear Stearns Commercial Mortgage Securities Inc., Ser.
2006-T24, Class A4 (United States)	5.537%	10/12/2041	USD	230,000	232,963
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
2006-CD3, Class A5 (United States)	5.617%	10/15/2048	USD	600,000	609,507
Greenwich Capital Mortgage Funding Corp., Ser. 2007-
GG9, Class A4 (VRN) (United States)	5.444%	3/10/2039	USD	490,000	491,411
GS Mortgage Securities Corporation II, Ser. 2006-GG6,
Class A4 (VRN) (United States)	5.553%	4/10/2038	USD	380,000	385,301
GS Mortgage Securities Corporation II, Ser. 2006-GG8,
Class A4 (VRN) (United States)	5.560%	11/10/2039	USD	180,000	182,500
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class
A4 (United States)	5.372%	9/15/2039	USD	560,000	559,903

The Mall Funding plc, Ser. 1, Class A (FRN) (Ireland)	5.788%	4/22/2014	GBP	500,000	980,226
					5,388,910

Total Mortgage-Backed Securities (Cost - $5,886,310)					5,955,142

Sovereign Obligations – 42.8%
Canada – 4.5%
Canadian Government Bond	4.000%	6/1/2016	CAD	1,520,000	1,307,017
Canadian Government Bond	4.500%	6/1/2015	CAD	1,530,000	1,364,023
					2,671,040
France – 1.6%
France O.A.T.	4.000%	4/25/2055	EUR	740,000	933,080

Germany – 5.6%
Bundesschatzanweisungen	2.250%	9/14/2007	EUR	2,520,000	3,329,507

Italy – 1.2%
Buoni Poliennali del Tesoro	5.750%	2/1/2033	EUR	470,000	739,232

Japan – 11.4%
Japanese Government Bond, Ser. 25	2.300%	12/20/2036	JPY	142,000,000	1,193,668
Japanese Government Bond, Ser. 272	1.400%	9/20/2015	JPY	27,000,000	226,452
Japanese Government Bond, Ser. 279	2.000%	3/20/2016	JPY	385,000,000	3,379,000
Japanese Government Bond, Ser. 90	2.200%	9/20/2026	JPY	141,000,000	1,218,761
Japanese Government CPI Linked Bond, Ser. 5	0.800%	9/10/2015	JPY	87,261,000	720,414
					6,738,295
Mexico – 1.3%
Mexican Fixed Rate Bonds, Ser. M	9.000%	12/22/2011	MXN	1,200,000	115,516
Mexican Fixed Rate Bonds, Ser. M20	10.000%	12/5/2024	MXN	5,000,000	558,189
Mexican Fixed Rate Bonds, Ser. MI10	9.500%	12/18/2014	MXN	490,000	49,487
Mexican Fixed Rate Bonds, Ser. MI10	8.000%	12/19/2013	MXN	600,000	55,883
					779,075
New Zealand – 3.4%
New Zealand Government, Ser. 709	7.000%	7/15/2009	NZD	2,850,000	2,040,224

Poland – 0.4%
Poland Government Bond, Ser. 1015	6.250%	10/24/2015	PLN	640,000	236,605

Sweden – 7.3%
Swedish Government Bond, Ser. 1043	5.000%	1/28/2009	SEK	29,650,000	4,314,318

United Kingdom – 4.0%
U.K. Treasury Bond	4.750%	12/7/2038	GBP	220,000	457,430
U.K. Treasury Bond	4.250%	12/7/2055	GBP	350,000	693,749
U.K. Treasury Note	6.250%	11/25/2010	GBP	600,000	1,213,578
					2,364,757
United States – 2.1%
U.S. Treasury Bond	7.625%	2/15/2025	USD	260,000	342,672
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	516,416	519,764
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	336,481	319,789
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	USD	33,056	32,625
U.S. Treasury Note	4.250%	11/15/2014	USD	10,000	9,763
					1,224,613

Total Sovereign Obligations (Cost - $25,314,338)					25,370,746

Short-Term Securities – 10.2%
Time Deposits – 8.9%
Bank of Montreal	5.350%	4/2/2007	USD	2,300,000	2,300,000
Investors Bank & Trust Co.	5.000%	4/2/2007	USD	50,000	50,000
Societe Generale	5.380%	4/2/2007	USD	2,900,000	2,900,000
					5,250,000
U.S. Treasury Obligation – 1.3%
U.S. Treasury Bill ‡ @	5.115%	5/3/2007	USD	770,000	766,698

Total Short-Term Securities (Cost - $6,016,527)					6,016,698

Total Investments (Cost - $55,320,739) – 97.3%					57,583,451
Other Assets, Net of Liabilities – 2.7%					1,608,500
Net Assets – 100.0%					$59,191,951

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$2,305,635	$287,659	$2,017,976	$55,565,475

Futures Contracts
			Unrealized
			Appreciation
Number of Contracts	Futures Contracts	Notional Value	(Depreciation)
Futures Contracts Purchased
3	June 2007 10-Year Japanese Government Bond	$ 3,408,364	$ (2,758)
30	June 2007 5-Year U.S. Treasury Note	3,173,906	18,944
14	June 2007 Euro BOBL	2,016,047	(14,561)
23	June 2007 Euro Bund	3,518,493	(27,735)
15	June 2007 Euro BUXL	1,912,952	(48,443)
15	June 2007 Long Guilts	3,171,814	(32,418)

Futures Contracts Sold
2	June 2007 2-Year U.S. Treasury Note	409,781	(1,192)
95	June 2007 10-Year U.S. Treasury Note	10,271,875	(34,884)
6	June 2007 U.S Long Bond	667,500	2,095
			$ (140,952)

Forward Foreign Exchange Contracts
					Unrealized
	Contract to				Appreciation
Value Date		Receive		Deliver	(Depreciation)
05/23/07	AUD	1,543,314	USD	1,193,062	$51,852
05/23/07	CAD	1,719,606	USD	1,467,608	25,171
05/23/07	CHF	169,145	USD	140,000	(855)
05/23/07	DKK	5,241,828	USD	915,231	22,911
05/23/07	EUR	23,052,350	USD	30,093,649	653,718
05/23/07	GBP	2,327,098	USD	4,561,509	1,956
05/23/07	JPY	2,258,024,203	USD	18,938,205	309,221
05/23/07	KRW	1,750,898,942	USD	1,859,098	4,384
05/23/07	MXN	554,425	USD	49,624	601
05/23/07	NOK	3,151,051	USD	502,213	14,738
05/23/07	NZD	179,968	USD	124,648	3,599
05/23/07	PLN	1,632,180	USD	538,282	25,550
05/23/07	SEK	100,231	USD	14,443	(118)
05/23/07	SGD	1,202,694	USD	786,087	8,481
05/23/07	ZAR	2,947,595	USD	399,133	5,137
05/23/07	USD	386,480	AUD	500,000	(16,845)
05/23/07	USD	2,151,571	CAD	2,524,500	(39,932)
05/23/07	USD	716,445	CHF	889,151	(15,004)
05/23/07	USD	153,751	DKK	880,583	(3,849)
05/23/07	USD	24,200,966	EUR	18,489,845	(460,904)
05/23/07	USD	4,481,159	GBP	2,277,238	15,470
05/23/07	USD	9,642,462	JPY	1,146,305,764	(128,663)
05/23/07	USD	560,000	KRW	523,852,000	2,464
05/23/07	USD	526,481	MXN	5,882,106	(6,374)
05/23/07	USD	2,119,471	NZD	3,075,214	(71,952)
05/23/07	USD	363,262	PLN	1,101,482	(17,242)
05/23/07	USD	3,335,923	SEK	23,150,640	27,185
05/23/07	USD	650,000	SGD	989,882	(3,973)
05/23/07	CAD	252,489	AUD	280,000	(6,678)
05/23/07	CAD	381,755	EUR	250,000	(2,052)
05/23/07	CHF	200,000	DKK	925,940	(1,190)
05/23/07	CHF	2,588,787	EUR	1,610,000	(10,426)
05/23/07	EUR	1,460,000	CHF	2,351,810	12,243
05/23/07	EUR	950,000	GBP	636,305	10,945
05/23/07	EUR	110,000	JPY	17,192,450	170
05/23/07	EUR	360,000	NOK	2,924,148	444
05/23/07	EUR	460,000	SEK	4,183,805	15,593

05/23/07	GBP	800,567	EUR	1,190,000	(16,880)

05/23/07	JPY	32,692,530	EUR	210,000	(426)
05/23/07	NOK	484,200	EUR	60,000	(592)
05/23/07	NOK	1,590,000	SEK	1,805,728	2,772
05/23/07	NZD	200,000	CAD	165,408	(1,068)
05/23/07	SEK	740,712	EUR	80,000	(840)
					$408,742

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
DKK	Danish Krone
EMTN	Euro Medium-Term Note
EUR	European Monetary Unit (Euro)
FRN	Floating Rate Note
GBP	Great British Pound
JPY	Japanese Yen
KRW	Republic of Korea (South Korea) Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
VRN	Variable Rate Note
ZAR	South African Rand
____________________
REG S	In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144a. These securities are valued at $2,015,637, or 3.4% of net assets.
*	Perpetual bond. Maturity date shown is next call date.
‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

U.S. Inflation-Indexed Portfolio – Schedule of Investments
March 31, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date	Quantity	Value
U.S. Treasury Inflation-Indexed Securities – 98.6%
U.S. Treasury Inflation-Indexed Bonds – 59.3%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	33,787,136	$34,006,212
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	14,193,389	13,489,269
				47,495,481

U.S. Treasury Inflation-Indexed Notes – 39.3%
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	22,397,918	22,740,002
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	5,923,200	6,139,533
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	2,489,941	2,647,798
				31,527,333

Total U.S. Treasury Inflation-Indexed Securities (Cost - $79,439,498)				79,022,814

Short-Term Securities – 1.2%
Time Deposit – 1.0%
Investors Bank & Trust Co.	5.000%	4/2/2007	803,000	803,000

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill ‡ @	5.038%	6/7/2007	140,000	138,740

Total Short-Term Securities (Cost - $941,719)				941,740

Total Investments (Cost - $80,381,217) – 99.8%				79,964,554
Other Assets, Net of Liabilities – 0.2%				150,844
Net Assets – 100.0%				$ 80,115,398

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$146,512	$1,253,060	$(1,106,548)	$81,071,102

Futures Contracts
Number		Notional	Unrealized
of Contracts	Futures Contracts	Value	Appreciation
Futures Contracts Sold
98	June 2007 2-Year U.S. Treasury Note	$ 20,079,281	$ 30,393
88	June 2007 5-Year U.S. Treasury Note	9,310,125	10,787
$ 41,180

Summary of Abbreviations

‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Global Inflation-Indexed Hedged Portfolio – Schedule of Investments
March 31, 2007 (unaudited)

	Coupon	Maturity
	Rate	Date		Quantity	Value
Sovereign Index-Linked Obligations – 103.0%
Australia – 1.1%
Australian Government Bond, Ser. 217	6.000%	2/15/2017	AUD	190,000	$ 154,788

Canada – 2.3%
Canadian Inflation-Linked Government Real Return Bond	3.000%	12/1/2036	CAD	287,037	319,379

France – 23.8%
France Inflation-Linked Treasury Note (BTNS)	1.250%	7/25/2010	EUR	543,176	713,150
France O.A.T.E. Index-Linked Bond	1.600%	7/25/2015	EUR	459,571	599,352
France O.A.T.E. Index-Linked Bond	2.250%	7/25/2020	EUR	159,885	219,984
France O.A.T.E. Index-Linked Bond	3.000%	7/25/2012	EUR	429,566	606,931
France O.A.T.E. Index-Linked Bond	3.150%	7/25/2032	EUR	664,182	1,083,151
France O.A.T.I. Inflation-Linked Bond	3.400%	7/25/2029	EUR	90,033	148,120
					3,370,688
Japan – 3.4%
Japanese Government CPI Linked Bond, Ser. 8	1.000%	6/10/2016	JPY	57,114,000	475,196

Sweden – 1.5%
Swedish Inflation Linked Government Bond, Ser. 3101	4.000%	12/1/2008	SEK	1,240,000	215,085

United Kingdom – 21.2%
U.K. Treasury Note	5.000%	3/7/2012	GBP	1,550,000	3,011,212

United States – 49.7%
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	USD	4,577,958	4,607,642
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	USD	1,152,193	1,095,034
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	USD	801,715	813,960
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	USD	296,160	306,977
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	USD	216,517	230,243
					7,053,856

Total Sovereign Index-Linked Obligations (Cost - $14,406,766)					14,600,204

Short-Term Securities – 0.4%
Time Deposit – 0.3%
Investors Bank & Trust Co.	5.000%	4/2/2007	USD	40,000	40,000

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill‡@	5.038%	6/7/2007	USD	25,000	24,775

Total Short-Term Securities (Cost - $64,771)					64,775

Total Investments (Cost - $14,471,531) – 103.4%					14,664,979
Liabilities, Net of other Assets – (3.4%)					(484,300)
Net Assets – 100.0%					$ 14,180,679

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at March 31, 2007 were as follows:

Unrealized Appreciation	Unrealized Depreciation	Net	Tax Cost
$156,914	$9,635	$147,279	$14,517,700

Futures Contracts
			Unrealized
Number of			Appreciation
Contracts	Futures Contracts	Notional Value	(Depreciation)
Futures Contracts Purchased
3	June 2007 Long Gilts	$ 634,340	$ (6,460)

Futures Contracts Sold
17	June 2007 2-Year U.S. Treasury Note	3,483,141	4,272
12	June 2007 5-Year U.S. Treasury Note	1,269,563	(342)
			$ (2,530)

Forward Foreign Exchange Contracts
					Unrealized
Value	Contract to				Appreciation
Date	Receive		Deliver		(Depreciation)
05/23/07	AUD	177,928	USD	140,245	$3,280
05/23/07	CAD	540,275	USD	462,664	6,346
05/23/07	CHF	87,447	USD	72,189	(252)
05/23/07	EUR	1,788,062	USD	2,362,354	22,574
05/23/07	GBP	90,000	USD	175,109	1,382
05/23/07	JPY	105,328,175	USD	900,000	(2,181)
05/23/07	MXN	94,458	USD	8,517	40
05/23/07	NOK	714,702	USD	115,107	2,144
05/23/07	NZD	285,107	USD	196,199	6,970
05/23/07	PLN	4,409,376	USD	1,467,347	55,861
05/23/07	SEK	2,574,230	USD	368,256	(342)
05/23/07	SGD	352,051	USD	230,301	2,284
05/23/07	USD	130,718	AUD	167,658	(4,524)
05/23/07	USD	898,850	CAD	1,049,765	(12,445)
05/23/07	USD	247,878	CHF	304,146	(2,324)
05/23/07	USD	5,451,090	EUR	4,126,500	(52,862)
05/23/07	USD	3,039,674	GBP	1,554,134	(8,001)
05/23/07	USD	1,123,074	JPY	133,240,261	(12,668)
05/23/07	USD	195,479	NZD	285,530	(7,993)
05/23/07	USD	1,462,654	PLN	4,395,274	(55,683)
05/23/07	USD	516,232	SEK	3,617,235	(751)
05/23/07	USD	230,000	SGD	349,971	(1,211)
05/23/07	CAD	144,281	AUD	160,000	(3,814)
05/23/07	CAD	213,841	EUR	140,000	(1,099)
05/23/07	CHF	1,253,730	EUR	780,000	(9,004)
05/23/07	EUR	730,000	CHF	1,175,930	6,153
05/23/07	EUR	720,000	GBP	484,211	10,798
05/23/07	EUR	50,000	JPY	7,814,750	77
05/23/07	EUR	100,000	NOK	812,206	133
05/23/07	EUR	80,000	SEK	733,188	1,916
05/23/07	GBP	450,600	EUR	670,000	(9,858)
05/23/07	JPY	7,784,010	EUR	50,000	26,337
05/23/07	NOK	161,400	EUR	20,000	(26,873)
05/23/07	NOK	720,000	SEK	817,689	1,255
05/23/07	NZD	90,000	CAD	74,434	(481)
05/23/07	SEK	277,767	EUR	30,000	(315)
					$(65,131)

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CPI	Consumer Price Index
EUR	European Monetary Unit (Euro)
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican (New) Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
O.A.T.	Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN	Polish (New) Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
____________________

‡	Interest rate shown represents yield to maturity at date of purchase.
@	Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

FFTW Funds, Inc.

Schedule of Investments
March 31, 2007 (Unaudited)

Valuation

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest, which approximate market value. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund’s valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

Financial Futures Contracts

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At March 31, 2007, the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio’s custodian with respect to their financial futures contracts as follows:

March 31, 2007
Portfolio	Collateral Value
Limited Duration	$148,651
Worldwide	1,393,997
International	766,698
U.S. Inflation-Indexed	138,740
Global Inflation-Indexed Hedged	24,775

Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio’s Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund’s custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty’s creditworthiness.

During the three months ended March 31, 2007, U.S. Short-Term and Limited Duration entered into reverse repurchase agreements. The following table summarized the interest expenses associated with reverse repurchase agreements, the average amount of repurchase agreements outstanding, and the average interest rate for each Portfolio.

	Interest	Average	Average
Portfolio	Expense	Balance	Rate
U.S. Short-Term	$207,245	$2,146,807	5.29%
Limited Duration	9,644	831,864	5.21%

Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At March 31, 2007, the following fund had a outstanding swap contracts with Deutsche Bank with the following terms:

U.S. Short-Term

Notional	Termination	Payment	Payment Received by	Unrealized
Amount	Date	Made by the	the Portfolio	Depreciation
		Portfolio
$1,000,000	05/25/2046	1.33%	ABX 06-2 BBB Index	$ (198,300)

Investments in Affiliates

Affiliated issuer, as defined by the 1940 Act, of a Portfolio is one that directly or indirectly, through one or more intermediaries, controls, or is controlled by, or is under common control with such Portfolio. A summary of Worldwide’s investments in affiliates, for the three months ended March 31, 2007, is noted below:

	Value,			Value,		Realized
	Beginning		Sales	End of	Dividend	Gain
Portfolio	of Year	Purchases	Proceeds	Year	Income	Distributions
Mortgage-Backed	$ 8,930,926	$ 142,975	$ 9,035,226	$ -	$ 142,975	$ -

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FFTW Funds, Inc.

By (Signature and Title)	/s/ Philippe Lespinard
Philippe Lespinard, President and Principal Executive Officer

Date	05/30/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philippe Lespinard
Philippe Lespinard, President and Chief Executive Officer

Date	05/30/2007

By (Signature and Title)	/s/ William E. Vastardis
William E. Vastardis, Treasurer and Chief Financial Officer

Date	05/30/2007